Note 9 - Subsequent Event (Details Textual) - USD ($)					1 Months Ended	2 Months Ended	9 Months Ended	11 Months Ended
	Dec. 06, 2019	Dec. 06, 2018	Sep. 07, 2018	Aug. 01, 2017	Nov. 30, 2016	Jan. 31, 2019	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 09, 2018	Oct. 31, 2017	Feb. 28, 2016
Common Stock, Shares Authorized						500,000,000			15,000,000		15,000,000	50,000,000
Preferred Stock, Shares Authorized						10,000,000	1,000,000	1,000,000	2,423,711			2,423,711
Stock Issued During Period, Value, New Issues				$ 230,000,000		$ 96,901,000	$ 25,000	$ 7,116,500
Line of Credit Facility, Maximum Borrowing Capacity										$ 1,500,000
Minimum [Member] | One Director [Member]
Issued And Outstanding Common Shares, Percentage			5.00%
Minimum [Member] | Two Individuals [Member]
Issued And Outstanding Common Shares, Percentage			15.00%
Minimum [Member] | Three Directors [Member]
Issued And Outstanding Common Shares, Percentage			25.00%
Maximum [Member] | One Director [Member]
Issued And Outstanding Common Shares, Percentage			15.00%
Maximum [Member] | Two Individuals [Member]
Issued And Outstanding Common Shares, Percentage			25.00%
Scenario, Forecast [Member] | Argand Investor [Member]
Business Combination, Number of Shares Acquired	7,784,313
Standby Letters of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 7,500,000			$ 5,000,000
Term Loan Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Argand Partners Fund LP [Member]
Business Acquisition, Share Price			$ 10.20
Common Stock, To Be Issued, Number			5,333,333
Common Stock To Be Issued, Value			$ 54,400,000
Additional Common Stock, To Be Issued, Number			2,450,980
Shares Issued, Price Per Share			$ 10.20
Additional Common Stock, To Be Issued, Value			$ 25,000,000
Stock Issued During Period, Shares, New Issues			1,715,686
Stock Issued During Period, Value, New Issues			$ 17.50
Additional Common Shares Issued			190,632
Sponsor [Member]
Number of Shares Surrendered			1,202,925
Concrete Pumping Holdings Acquisition Corp [Member]
Business Combination, Consideration Transferred, Total					$ 56,288,786
Common Class A [Member]
Common Stock, Shares Authorized							200,000,000	200,000,000
Series A Preferred Stock [Member]
Shares Issued, Price Per Share			$ 10.20
Stock Issued During Period, Shares, New Issues			2,450,980
Stock Issued During Period, Value, New Issues			$ 25,000,000
Subsequent Event [Member]
Amount of Restricted Cash Withdrawn		$ 305,000
Common Stock, Shares Authorized		500,000,000
Preferred Stock, Shares Authorized		10,000,000
Business Combination, Consideration Transferred, Total		$ 182,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		13,947,323
Business Acquisition, Share Price		$ 10.20
Shares Issued, Price Per Share		$ 12
Line of Credit Facility, Maximum Borrowing Capacity		$ 60,000,000						$ 60,000,000
Aggregate Principal Amount Not Exceeding Revolving Commitments		$ 30,000,000
Applicable Margin For Borrowings Percentage		0.25%
Percentage Of Excess Of Availability Levels With ABL Credit Agreement		0.50%
Number of Fund Shares		4,547,075
Subsequent Event [Member] | Minimum [Member]
Applicable Margin For Borrowings Percentage		0.25%
Subsequent Event [Member] | Maximum [Member]
Applicable Margin For Borrowings Percentage		0.50%
Subsequent Event [Member] | Nuveen Alternatives Advisors [Member]
Percentage of Common Stock Shares Outstanding.		5.00%
Subsequent Event [Member] | Standby Letters of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 7,500,000
Subsequent Event [Member] | Other Loan Borrowings [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 7,500,000
Subsequent Event [Member] | Base Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Subsequent Event [Member] | Term Loan Agreement [Member]
Percentage of Principal Amount Payable As Amortization Payments		5.00%
Debt Instrument, Annual Principal Payment		$ 357,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Subsequent Event [Member] | Term Loan Agreement [Member] | Base Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Subsequent Event [Member] | Concrete Pumping Holdings Acquisition Corp [Member]
Number of Options Converted		2,783,479
Subsequent Event [Member] | Common Class A [Member]
Stock Redeemed or Called During Period, Shares		22,337,322
Common Stock Redemption Price Per Share		$ 10.36